UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:_12/31/09________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  1/27/10
   [Signature]               [City, State]          [Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of   this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in     this
report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 156

Form 13F Information Table Value Total: $  419,825
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      680    24253 SH       SOLE                    24253
                                                               408    14571 SH       OTHER   1,2,3                    14571
Abbott Laboratories            COM              002824100     1819    33696 SH       SOLE                    33696
                                                              1854    34337 SH       OTHER   1,2,3                    34337
Abercrombie & Fitch ClA        COM              002896207      408    11694 SH       SOLE                    11694
                                                               375    10771 SH       OTHER   1,2,3                    10771
Agco Corp                      COM              001084102      622    19230 SH       SOLE                    19230
                                                               973    30085 SH       OTHER   1,2,3                    30085
Allstate Corp                  COM              020002101      909    30262 SH       SOLE                    30262
                                                              1228    40869 SH       OTHER   1,2,3                    40869
Amgen Inc                      COM              031162100     1520    26874 SH       SOLE                    26874
                                                              1788    31600 SH       OTHER   1,2,3                    31600
Art Technology Group Com       COM              04289L107       61    13500 SH       SOLE                    13500
Bank Amer Corp                 COM              060505104       72     4810 SH       SOLE                     4810
                                                               397    26394 SH       OTHER   1,2,3                    26394
Boeing Co                      COM              097023105      571    10540 SH       SOLE                    10540
                                                               735    13570 SH       OTHER   1,2,3                    13570
Cablevision Sys Cl A           COM              12686C109      374    14500 SH       SOLE                    14500
Cabot Corp                     COM              127055101      744    28380 SH       SOLE                    28380
                                                               724    27595 SH       OTHER   1,2,3                    27595
Cephalon Inc                   COM              156708109      585     9375 SH       SOLE                     9375
                                                               417     6680 SH       OTHER   1,2,3                     6680
Chevron Corp                   COM              166764100     1812    23530 SH       SOLE                    23530
                                                              2039    26490 SH       OTHER   1,2,3                    26490
Cimarex Energy Co              COM              171798101     2136    40320 SH       SOLE                    40320
                                                              2128    40175 SH       OTHER   1,2,3                    40175
Citigroup Inc                  COM              172967101      107    32234 SH       SOLE                    32234
                                                               114    34540 SH       OTHER   1,2,3                    34540
Comcast Corp New Cl A          COM              20030N101     1803   106922 SH       SOLE                   106922
                                                              1825   108251 SH       OTHER   1,2,3                   108251
Computer Sciences              COM              205363104      111     1925 SH       SOLE                     1925
                                                               182     3170 SH       OTHER   1,2,3                     3170
Conocophillips                 COM              20825C104     1519    29741 SH       SOLE                    29741
                                                              1805    35344 SH       OTHER   1,2,3                    35344
Crusader Energy Group Inc      COM              228834107        0    95000 SH       SOLE                    95000
Dell Inc                       COM              24702r101      869    60493 SH       SOLE                    60493
                                                              1127    78455 SH       OTHER   1,2,3                    78455
Dollar Tree Inc                COM              256746108      549    11375 SH       SOLE                    11375
                                                               304     6300 SH       OTHER   1,2,3                     6300
Eastman Chemical Co            COM              277432100      698    11595 SH       SOLE                    11595
                                                               771    12800 SH       OTHER   1,2,3                    12800
Electronics For Imagng         COM              286082102      986    76012 SH       SOLE                    76012
                                                              1080    83282 SH       OTHER   1,2,3                    83282
Emulex Corp Com New            COM              292475209      486    44600 SH       SOLE                    44600
                                                               377    34600 SH       OTHER   1,2,3                    34600
Entergy Corp New Com           COM              29364G103     1609    19666 SH       SOLE                    19666
                                                              1106    13514 SH       OTHER   1,2,3                    13514
Erie Indemnity Class B         COM              29530P201   219136     2340 SH       OTHER                             2340
Genzyme Corp-Gen Div           COM              372917104      482     9836 SH       SOLE                     9836
                                                               505    10297 SH       OTHER   1,2,3                    10297
Goldman Sachs                  COM              38141G104     1728    10237 SH       SOLE                    10237
                                                              1561     9245 SH       OTHER   1,2,3                     9245
Helmerich & Payne              COM              423452101      219     5480 SH       SOLE                     5480
                                                               242     6064 SH       OTHER   1,2,3                     6064
Hot Topic Inc Com              COM              441339108      115    18125 SH       SOLE                    18125
                                                                38     5975 SH       OTHER                             5975
Integrated Device Tech         COM              458118106     1597   246822 SH       SOLE                   246822
                                                              1466   226515 SH       OTHER   1,2,3                   226515
J P Morgan Chase               COM              46625H100     1651    39626 SH       SOLE                    39626
                                                              2013    48297 SH       OTHER   1,2,3                    48297
Johnson & Johnson              COM              478160104     2004    31108 SH       SOLE                    31108
                                                              1968    30562 SH       OTHER   1,2,3                    30562
K Sea Transn Ptnrs Lp Com      COM              48268Y101      130    11200 SH       SOLE                    11200
Kroger Co                      COM              501044101     2436   118674 SH       SOLE                   118674
                                                              3089   150451 SH       OTHER   1,2,3                   150451
Lilly Eli & Co                 COM              532457108     1452    40663 SH       SOLE                    40663
                                                              1511    42312 SH       OTHER   1,2,3                    42312
Loews Corp                     COM              540424108     1117    30723 SH       SOLE                    30723
                                                              1151    31652 SH       OTHER   1,2,3                    31652
Lowe's Companies Inc           COM              548661107      854    36525 SH       SOLE                    36525
                                                              1158    49500 SH       OTHER   1,2,3                    49500
Magellan Midstream             COM              559080106      249     5740 SH       SOLE                     5740
Marathon Oil                   COM              565849106     1013    32446 SH       SOLE                    32446
                                                              1147    36744 SH       OTHER   1,2,3                    36744
Merck & Co Inc                 COM              58933y105      499    13658 SH       SOLE                    13658
                                                               561    15343 SH       OTHER   1,2,3                    15343
Morgan Stanley                 COM              617446448     1109    37454 SH       SOLE                    37454
                                                              1154    38996 SH       OTHER   1,2,3                    38996
Nike, Inc Cl B                 COM              654106103      161     2435 SH       SOLE                     2435
                                                               121     1830 SH       OTHER   1,2,3                     1830
Norfolk Southern               COM              655844108     2409    45960 SH       SOLE                    45960
                                                              2222    42380 SH       OTHER   1,2,3                    42380
Omnivision Technologies        COM              682128103      408    28110 SH       SOLE                    28110
                                                               522    35980 SH       OTHER   1,2,3                    35980
Oracle Corp                    COM              68389X105      315    12850 SH       SOLE                    12850
                                                               203     8270 SH       OTHER   1,2,3                     8270
Partnerre Ltd                  COM              G6852T105      933    12496 SH       SOLE                    12496
                                                              1150    15409 SH       OTHER   1,2,3                    15409
PepsiCo Inc                    COM              713448108      512     8428 SH       SOLE                     8428
                                                               546     8980 SH       OTHER   1,2,3                     8980
Pfizer Inc                     COM              717081103     1036    56954 SH       SOLE                    56954
                                                              1058    58171 SH       OTHER   1,2,3                    58171
Photronics Inc                 COM              719405102      620   139326 SH       SOLE                   139326
                                                               762   171304 SH       OTHER   1,2,3                   171304
Seacor Holdings, Inc.          COM              811904101     1987    26063 SH       SOLE                    26063
                                                              2278    29869 SH       OTHER   1,2,3                    29869
Silicon Image Inc Com          COM              82705T102     1043   404288 SH       SOLE                   404288
                                                               884   342817 SH       OTHER   1,2,3                   342817
Southwest Airlines Co          COM              844741108     1573   137600 SH       SOLE                   137600
                                                              1698   148600 SH       OTHER   1,2,3                   148600
Steel Dynamics Inc             COM              858119100      338    19060 SH       SOLE                    19060
                                                               301    16965 SH       OTHER   1,2,3                    16965
Suburban Propane Ptrs          COM              864482104      632    13420 SH       SOLE                    13420
Sunoco Logistics Pt Lp Com Uni COM              86764L108      644     9635 SH       SOLE                     9635
Suntrust Banks Inc             COM              867914103     1030    50768 SH       SOLE                    50768
                                                               681    33552 SH       OTHER   1,2,3                    33552
TC Pipelines Lp                COM              87233Q108      606    16440 SH       SOLE                    16440
Time Warner Cable Inc Com      COM              88732J207      821    19845 SH       SOLE                    19845
                                                               789    19055 SH       OTHER   1,2,3                    19055
United Technologies            COM              913017109      504     7255 SH       SOLE                     7255
                                                               444     6395 SH       OTHER   1,2,3                     6395
UnitedHealth Group Inc         COM              91324P102      394    12930 SH       SOLE                    12930
                                                               653    21410 SH       OTHER   1,2,3                    21410
Unum Group                     COM              91529Y106     1067    54680 SH       SOLE                    54680
                                                               972    49820 SH       OTHER   1,2,3                    49820
Verizon Comm                   COM              92343V104     3220    97204 SH       SOLE                    97204
                                                              3332   100587 SH       OTHER   1,2,3                   100587
Wal-Mart Stores Inc            COM              931142103     1427    26697 SH       SOLE                    26697
                                                              1592    29789 SH       OTHER   1,2,3                    29789
Walgreen Co                    COM              931422109     1156    31483 SH       SOLE                    31483
                                                              1154    31422 SH       OTHER   1,2,3                    31422
Wellpoint Inc Com              COM              94973V107      748    12840 SH       SOLE                    12840
                                                               706    12105 SH       OTHER   1,2,3                    12105
Western Gas Partnrs Lp Com Uni COM              958254104      639    32790 SH       SOLE                    32790
ADR BP PLC                     ADR              055622104      643    11097 SH       SOLE                    11097
                                                               527     9085 SH       OTHER   1,2,3                     9085
ADR Royal Dutch Shell Plc Spon ADR              780259206     1119    18621 SH       SOLE                    18621
                                                                57      947 SH       OTHER   1,2,3                      947
Cohen & Steers Div Com                          19248G106      216    20683 SH       SOLE                    20683
H&Q Healthcare Fd Sh Ben Int                    404052102      659    55634 SH       SOLE                    55634
H&Q Life Sciences Invs Sh Ben                   404053100      620    65714 SH       SOLE                    65714
Midcap SPDR Trust Ser 1                         595635103      452     3432 SH       SOLE                     3432
Powershares Glb ETF Fd S&P 500                  73936G308     1648    76637 SH       SOLE                    76637
Royce Micro-Cap Tr Inc Com                      780915104      166    22480 SH       SOLE                    22480
SPDR Gold Trust                                 78463V107      302     2817 SH       SOLE                     2817
SPDR Trust Series 1                             78462F103    12957   116270 SH       SOLE                   116270
                                                              2239    20096 SH       OTHER   1,2,3                    20096
Vanguard Total Stock Market VI                  922908769     1214    21532 SH       SOLE                    21532
iShares Russell 2000                            464287655      299     4781 SH       SOLE                     4781
iShares Russell 2000 Growth                     464287648     1354    19886 SH       SOLE                    19886
SPDR Series Trust Lehmn Intl E                  78464A516      301     5292 SH       SOLE                     5292
iShares Barclays 1-3 Yr Tsy Bd                  464287457      319     3844 SH       SOLE                     3844
iShares Barclays Aggregate Bon                  464287226     1592    15426 SH       SOLE                    15426
iShares Tr Agency Bd Fd                         464288166     1085    10083 SH       SOLE                    10083
                                                               291     2705 SH       OTHER                             2705
iShares Tr Barclys 1-3yr Cr                     464288646     6087    58551 SH       SOLE                    58551
                                                               410     3940 SH       OTHER                             3940
Japan Smaller Captlztn Com                      47109U104     1059   144705 SH       SOLE                   144705
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1502    36630 SH       SOLE                    36630
Vanguard Tax-Managed Europe Pa                  921943858      923    27000 SH       SOLE                    27000
iShares Inc MSCI Japan                          464286848      810    83155 SH       SOLE                    83155
iShares MSCI EAFE                               464287465    31760   574522 SH       SOLE                   574522
                                                               515     9317 SH       OTHER                             9317
iShares MSCI EMRG                               464287234     1964    47322 SH       SOLE                    47322
                                                                58     1396 SH       OTHER                             1396
iShares Tr MSCI EAFE Value Ind                  464288877     4223    83890 SH       SOLE                    83890